Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,421,769.50
Total Fee Amount	1,577.34
Total Offset Amount	0.00
Net Fee	$ 1,577.34
Offering Table N/A
Offset Table N/A	N/A